UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2008


                      USAA TAX EXEMPT MONEY MARKET FUND


[LOGO OF USAA]
   USAA(R)


                       USAA TAX EXEMPT MONEY MARKET Fund


                      1ST QUARTER Portfolio of Investments


                                JUNE 30, 2008





                                                                     (Form N-Q)
 48499-0808                                (C)2008, USAA.  All rights reserved.

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USAA TAX EXEMPT MONEY MARKET FUND
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CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.


(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Bank of New York, Bayerische Landesbank, Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Bank A.G., Deutsche Postbank, Dexia Credit Local, Freddie Mac, JPMorgan Chase & Co., JPMorgan Chase Bank, N.A., Landesbank Baden-Wurttemburg, Landesbank Hessen-Thuringen, Merrill Lynch & Co., Morgan Stanley, Societe Generale, Wells Fargo Bank, N.A., U.S. Bank, N.A., or WestLB A.G.
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USAA TAX EXEMPT MONEY MARKET FUND
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(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Freddie Mac, JPMorgan Chase & Co., Merrill Lynch & Co., Minnesota General Obligation, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., Morgan Stanley, National Rural Utility Corp., or Texas Permanent School Fund.

(INS)  Principal and interest payments are insured by one of the following:
       AMBAC Assurance Corp., N.A., Assured Guaranty Corp., Financial Security Assurance Holdings Ltd., or National Indemnity Co. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.



PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
EDC            Economic Development Corp.
IDA            Industrial Development Authority/Agency
ISD            Independent School District
PRE            Prerefunded to a date prior to maturity
PUTTER         Puttable Tax-Exempt Receipts
SPEAR          Short Puttable Exempt Adjustable Receipts
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

USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
               VARIABLE-RATE DEMAND NOTES (90.3%)

               ALABAMA (5.0%)

$  6,500       Birmingham Medical Clinic Board (LOC -
                     Wachovia Bank, N.A.)                   1.53%        10/01/2028       $    6,500
   2,400       Cleburne County Economic and IDA (LOC -
                     Bank of New York)                      1.86         11/01/2030            2,400
  11,170       Huntsville (LIQ) (a)                         1.87          5/01/2037           11,170
   2,250       Huntsville Educational Building Auth.
                     (LOC - SunTrust Bank)                  1.85         12/01/2022            2,250
   2,515       Marengo County Port Auth. (LOC - Compass
                     Bank)                                  1.86          7/01/2026            2,515
   2,250       Mobile Special Care Facilities Financing
                     Auth. (LOC - Wachovia Bank, N.A.)      1.57          7/01/2021            2,250
   1,100       Mobile Special Care Facilities Financing
                     Auth. (LOC - Wachovia Bank, N.A.)      1.57          6/01/2026            1,100
  13,505       Phenix City (LOC - Columbus Bank & Trust
                     Co.)                                   1.80          8/15/2029           13,505
  13,335       Ridge Improvement District (LOC - Regions
                     Bank)                                  1.86         10/01/2025           13,335
   6,715       Spanish Fort Cooperative District
                     (LIQ)(NBGA) (a)                        2.44          3/01/2037            6,715
  23,270       Spanish Fort Cooperative District
                     (LIQ)(NBGA) (a)                        2.64          3/01/2037           23,270
   8,500       Spanish Fort Redevelopment Auth.
                     (LIQ)(LOC - Bank of America, N.A.)
                     (a)                                    1.59          3/01/2012            8,500
   5,985       Sumiton Educational Building Auth. (LOC -
                     First Commercial Bank)                 1.85          5/01/2032            5,985
  10,000       Tuscaloosa County IDA (LOC - JPMorgan
                     Chase Bank, N.A.)                      1.71          3/01/2027           10,000
   5,000       Tuscaloosa County Port Auth. (LOC -
                     Columbus Bank & Trust Co.)             1.86         12/01/2026            5,000
  32,500       Tuscaloosa County Port Auth. (LOC -
                     Compass Bank)                          1.60         12/01/2031           32,500
  15,000       Tuscaloosa County Port Auth. (LOC -
                     Columbus Bank & Trust Co.)             1.91          5/01/2032           15,000
                                                                                          ----------
                                                                                             161,995
                                                                                          ----------
               ARIZONA (0.8%)

   5,000       Arizona Sports and Tourism Auth. (LOC -
                     Allied Irish Banks plc)                1.57          7/01/2036            5,000
   8,600       Glendale IDA (LOC - Bank of America,
                     N.A.)                                  1.57          5/01/2028            8,600
   5,480       Phoenix Civic Improvement Corp.
                     (INS)(LIQ) (a)                         1.58          7/01/2041            5,480
   8,500       Verrado Western Overlay Community
                     Facilities District (LOC - Compass
                     Bank)                                  1.60          7/01/2029            8,500
                                                                                          ----------
                                                                                              27,580
                                                                                          ----------
               ARKANSAS (0.2%)

   5,175       Texarkana (LOC - PNC Bank, N.A.)             1.70          3/01/2021            5,175
                                                                                          ----------
               CALIFORNIA (3.1%)

  25,000       Bay Area Toll Auth. (INS)(LIQ)               9.00          4/01/2039           25,000
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USAA TAX EXEMPT MONEY MARKET FUND
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PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$ 22,000       Long Beach                                   1.60%        10/01/2016       $   22,000
   5,980       SPEAR (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.53          8/01/2036           5,980
  20,800       State (PRE)(LIQ) (a)                         2.50          9/01/2028           20,800
   8,110       State (PRE)(LIQ) (a)                         2.50         12/01/2030           8,110
  20,000       State (PRE)(LIQ) (a)                         2.50         12/01/2030           20,000
                                                                                          ----------
                                                                                             101,890
                                                                                          ----------
               COLORADO (5.0%)

   5,000       Arista Metropolitan District (LOC -
                     Compass Bank)                          1.65         12/01/2030            5,000
   6,510       Base Village Metropolitan District No. 2
                     (LOC - U.S. Bank, N.A.)                1.55         12/01/2038            6,510
   2,800       Brighton Crossing Metropolitan District
                     No. 4 (LOC - Compass Bank)             1.67         12/01/2034            2,800
   4,350       Brighton Crossing Metropolitan District
                     No. 4 (LOC - Zions First National
                     Bank)                                  1.65         12/01/2035            4,350
  22,000       Centerra Metropolitan District No. 1 (LOC
                     - Compass Bank)                        1.60         12/01/2029           22,000
   8,625       Commerce City Northern Infrastructure
                     General Improvement District (LOC -
                     U.S. Bank, N.A.)                       1.55         12/01/2038            8,625
   3,240       Denver Urban Renewal Auth. (LOC - Zions
                     First National Bank)                   1.65         12/01/2015            3,240
   6,200       Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  1.60          9/01/2017            6,200
   6,830       Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  1.60          9/01/2017            6,830
  12,200       Denver Urban Renewal Auth. (LOC - Compass
                     Bank)                                  1.60          9/01/2017           12,200
  15,000       Denver Urban Renewal Auth. (LOC - U.S.
                     Bank, N.A.)                            1.57         12/01/2025           15,000
   2,275       El Paso County (LOC - JPMorgan Chase
                     Bank, N.A.)                            2.30         11/01/2021            2,275
   9,370       Health Facilities Auth. (INS)(LIQ) (a)       1.63          3/01/2016            9,370
   1,255       Health Facilities Auth. (LOC - JPMorgan
                     Chase Bank, N.A.)                      2.30          1/01/2018            1,255
   9,430       Health Facilities Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (a)                   1.55         11/15/2032            9,430
  13,475       Health Facilities Auth. (INS)(LIQ) (a)       1.65         10/01/2041           13,475
   1,700       Housing and Finance Auth. IDA (LOC - U.S.
                     Bank, N.A.)                            1.65          4/01/2009            1,700
  23,990       Jefferson Metro District (LIQ)(NBGA) (a)     2.42         12/01/2028           23,990
     880       Postsecondary Educational Facilities
                     Auth. (LOC - Wells Fargo Bank,
                     N.A.)                                  1.65          6/01/2011              880
   1,640       Postsecondary Educational Facilities
                     Auth. (LOC - JPMorgan Chase Bank,
                     N.A.)                                  2.30          4/01/2013            1,640
   6,650       Timnath Dev. Auth. (LOC - Compass Bank)      1.63         12/01/2029            6,650
                                                                                          ----------
                                                                                             163,420
                                                                                          ----------
               DELAWARE (0.2%)
   6,600       EDA IDA                                      1.75         12/01/2014            6,600
                                                                                          ----------
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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               DISTRICT OF COLUMBIA (0.1%)

$  3,495       Government (LIQ)(INS) (a)                    1.60%         6/01/2020       $    3,495
                                                                                          ----------
               FLORIDA (6.2%)

   7,890       Bay County (LOC - Columbus Bank & Trust
                     Co.)                                   1.80          7/01/2027            7,890
  13,590       Brevard County Housing Finance Auth.
                     (LIQ)(NBGA) (a)                        1.69         12/01/2032           13,590
  15,995       Broward County Housing Finance Auth.
                     (LIQ)(NBGA) (a)                        1.75          9/01/2032           15,995
   5,995       Broward County School Board (INS)(LIQ) (a)   1.58          7/01/2022            5,995
   5,380       Collier County School Board (INS)(LIQ) (a)   1.54          2/15/2021            5,380
  16,800       Escambia County Health Facilities Auth.
                     (LOC - Bank of America, N.A.)          2.00         11/15/2029           16,800
  11,290       Housing Finance Corp. (LIQ)(NBGA) (a)        1.75         10/01/2032           11,290
   5,495       JEA (INS)(LIQ) (a)                           1.63         10/01/2013            5,495
   3,500       Lee Memorial Health System Board of
                     Directors                              3.60          4/01/2018            3,500
  38,700       Lee Memorial Health System Board of
                     Directors                              3.60          4/01/2022           38,700
  25,515       Miami Dade County School Board (LIQ)(LOC
                     - U.S. Bank, N.A.) (a)                 1.58         11/01/2031           25,515
   1,035       Miami Dade County School Board (LIQ)(INS)
                     (a)                                    1.62         11/01/2031            1,035
  17,500       Orange County (LIQ)(LOC - U.S. Bank,
                     N.A.) (a)                              1.56         10/01/2028           17,500
  12,800       Orange County IDA (LOC - Columbus Bank &
                     Trust Co.)                             1.95          4/01/2032           12,800
   7,075       Palm Beach County (LOC - TD Banknorth,
                     N.A.)                                  1.50          5/01/2033            7,075
   7,120       Pinellas County (INS)(LIQ) (a)               1.63          4/01/2012            7,120
   7,430       Univ. of North Florida Financing Corp.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.56         11/01/2027            7,430
                                                                                          ----------
                                                                                             203,110
                                                                                          ----------
               GEORGIA (1.6%)

   1,080       Columbus Dev. Auth. (LOC - SunTrust Bank)    1.86          7/01/2010            1,080
  10,635       Columbus Hospital Auth. (LOC - Columbus
                     Bank & Trust Co.)                      1.85          1/01/2031           10,635
   3,000       DeKalb County Dev. Auth. (LOC - Bank of
                     North Georgia)                         1.85         10/01/2032            3,000
  33,000       Gainesville and Hall County Dev. Auth.
                     (LOC - La Salle National Bank, N.A.
                    and Bank of America, N.A.)              2.00         11/15/2033           33,000
   5,860       Peachtree Dev. Auth. (LOC - Columbus Bank
                     & Trust Co.)                           1.85         12/01/2033            5,860
                                                                                          ----------
                                                                                              53,575
                                                                                          ----------
               HAWAII (0.3%)

   4,190       Pacific Health (LOC - Bank of Nova
                     Scotia)                                1.60          7/01/2033            4,190
   5,130       Pacific Health (LOC - Bank of Nova
                     Scotia)                                1.60          7/01/2033            5,130
                                                                                          ----------
                                                                                               9,320
                                                                                          ----------
               ILLINOIS (5.1%)

  15,995       Chicago (INS)(LIQ) (a)                       4.00          5/01/2014           15,995
   2,050       Chicago (LIQ)(INS) (a)                       1.61          1/01/2017            2,050
  12,615       Chicago (INS)(LIQ) (a)                       1.65         11/01/2033           12,615

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$ 10,000       Chicago Board of Education (INS)(LIQ) (a)    1.63%         6/01/2016         $ 10,000
   4,050       Chicago Board of Education (LIQ)(LOC -
                     Deutsche Bank A.G.) (a)                1.57         12/01/2026            4,050
  23,615       Chicago Board of Education (LIQ)(LOC -
                     Dexia Credit Local) (a)                1.55         12/01/2029           23,615
   8,295       Chicago Board of Education (LIQ)(INS) (a)    1.61         12/01/2029            8,295
   4,200       Dev. Finance Auth.                           1.75          1/01/2016            4,200
   1,995       Dev. Finance Auth. (LOC - National City
                     Bank)                                  1.99          5/01/2018            1,995
   1,455       Dev. Finance Auth. (LOC - Northern Trust
                     Co.)                                   2.05          8/01/2022            1,455
   3,260       Finance Auth. (LOC - Fifth Third Bank)       1.65          3/01/2031            3,260
   4,500       Finance Auth. (LOC - Banco Santander
                     Central Hispano)                       1.62          7/01/2038            4,500
   8,575       Finance Auth. (INS)(LIQ) (a)                 1.60          8/15/2047            8,575
  19,560       Metropolitan Pier and Exposition Auth.
                     (INS)(LIQ) (a)                         1.63         12/18/2024           19,560
  19,570       Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.56          6/15/2034           19,570
  16,440       Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.56         12/15/2034           16,440
   6,000       Metropolitan Pier and Exposition Auth.
                     (LIQ)(LOC - Deutsche Bank A.G.) (a)    1.56         12/15/2039            6,000
   4,249       Springfield Airport Auth.                    1.65         10/15/2016            4,249
                                                                                          ----------
                                                                                             166,424
                                                                                          ----------
               INDIANA (3.1%)

   7,560       Benton (LIQ) (a)                             2.05          1/15/2014           7,560
     655       Crawfordsville (LOC - Federal Home Loan
                     Bank-Indianapolis)                     1.64          1/01/2030              655
   6,445       Dev. Finance Auth. (LOC - National City
                     Bank)                                  1.89          1/01/2027            6,445
   2,830       Finance Auth. (LOC - National City Bank)     1.99          1/01/2026            2,830
   5,000       Finance Auth. (LOC - National City Bank)     1.89         11/01/2027            5,000
   3,365       Finance Auth. (LOC - National City Bank)     1.67          6/01/2037            3,365
  25,000       Franklin (LOC - National City Bank)          1.85          7/01/2037           25,000
  18,825       Health Facility Financing Auth. (LOC -
                     National City Bank)                    1.85          5/01/2024           18,825
   1,300       Huntington                                   2.30          6/26/2014            1,300
   6,750       Huntington (LOC - National City Bank)        1.70          8/01/2037            6,750
  12,630       New Albany-Floyd County School Building
                     Corp. (INS)(LIQ) (a)                   1.65          7/15/2025           12,630
   2,055       Seymour (LOC - National City Bank)           1.70         10/01/2022            2,055
   1,900       St. Joseph County (LOC - Wells Fargo
                     Bank, N.A.)                            1.65          6/01/2022            1,900
   5,655       Winona Lake (LOC - Fifth Third Bank)         1.62          6/01/2031            5,655
                                                                                          ----------
                                                                                              99,970
                                                                                          ----------
               IOWA (2.9%)

   6,850       Chillicothe                                  1.75          1/01/2023            6,850
  12,750       Council Bluffs                               1.75          1/01/2025           12,750
   8,000       Finance Auth. (NBGA)                         1.62         11/01/2015            8,000
  34,900       Louisa County                                1.70         10/01/2024           34,900
   1,910       Sheldon                                      1.85         11/01/2015            1,910
  13,300       Wapello County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.60         10/01/2018           13,300

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$ 17,005       Wapello County (LOC - JPMorgan Chase
                     Bank, N.A.)                            1.60%        10/01/2031       $   17,005
                                                                                          ----------
                                                                                              94,715
                                                                                          ----------
               KANSAS (0.1%)

   4,005       North Newton (LOC - U.S. Bank, N.A.)         1.65          1/01/2023            4,005
                                                                                          ----------
               KENTUCKY (2.3%)

   1,850       Boone County (LOC - JPMorgan Chase Bank,
                     N.A.)                                  2.30         11/01/2021            1,850
  22,545       Economic Dev. Finance Auth. (INS)(LIQ)       1.94          8/01/2018           22,545
   2,000       Frankfort                                    2.30          5/07/2014            2,000
   9,005       Hancock County (LOC - SunTrust Bank)         1.70          7/01/2010            9,005
   9,490       Hancock County (LOC - SunTrust Bank)         1.70          7/01/2011            9,490
  10,000       Hancock County (LOC - Wachovia Bank,
                     N.A.)                                  1.65          7/01/2012           10,000
   1,980       Lexington-Fayette Urban County (LOC -
                     JPMorgan Chase Bank, N.A.)             2.30          7/01/2021            1,980
  18,110       Louisville and Jefferson County (LIQ) (a)    2.61          5/15/2036           18,110
                                                                                          ----------
                                                                                              74,980
                                                                                          ----------
               LOUISIANA (2.3%)

   1,550       Ascension Parish                             2.30          9/01/2010            1,550
   2,600       Ascension Parish                             1.80          3/01/2011            2,600
  18,878       Municipal Securities Trust (LIQ)(LOC -
                     Bank of New York) (a)                  1.55          5/29/2014           18,878
   6,050       Municipal Securities Trust (LIQ)(LOC -
                     Bank of New York) (a)                  1.55          6/24/2022            6,050
   3,245       Public Facilities Auth. (LOC - Regions
                     Bank)                                  1.86         12/01/2014            3,245
   1,100       Public Facilities Auth.                      1.80          8/01/2017            1,100
   2,020       Public Facilities Auth. (LIQ)(LOC -
                     Branch Banking & Trust Co.) (a)        1.63          7/01/2018            2,020
   9,190       Public Facilities Auth. (LOC - Bank of
                     New York)                              1.55          4/01/2021            9,190
   4,350       Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             1.70          7/01/2023            4,350
     775       Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             1.70          7/01/2023              775
   4,185       Public Facilities Auth. (LOC - Capital
                     One, N.A.)                             1.70          7/01/2027            4,185
   9,900       State (LIQ)(INS) (a)                         1.61          5/01/2036            9,900
  11,550       State (LIQ)(INS) (a)                         1.61          5/01/2036           11,550
                                                                                          ----------
                                                                                              75,393
                                                                                          ----------
               MARYLAND (1.7%)

   1,000       Baltimore County IDA                         2.30          3/01/2014            1,000
   5,000       Chestertown (LOC - RBS Citizens, N.A.)       1.57          3/01/2038            5,000
   7,500       Gaithersburg (LIQ)(LOC - Citibank, N.A.)
                    (a)                                     1.59          1/01/2036            7,500
   1,505       Maryland Health and Higher Educational
                     Facilities Auth. (INS)(LIQ)           10.00          7/01/2023            1,505
  20,200       Montgomery County (NBGA) (a)                 1.80         11/01/2020           20,200
  21,125       Montgomery County Auth. (LOC -
                     Manufacturers & Traders Trust Co.)     1.26         12/01/2027           21,125
                                                                                          ----------
                                                                                              56,330
                                                                                          ----------

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USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL           MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               MASSACHUSETTS (0.7%)
$  8,150       Industrial Finance Agency (LOC - Wachovia
                     Bank, N.A.)                            2.28%         4/01/2010       $    8,150
   9,210       School Building Auth. (INS)(LIQ) (a)         1.61          2/15/2014            9,210
   5,705       Water Resources Auth. (INS)(LIQ) (a)         1.61          2/01/2015            5,705
                                                                                          ----------
                                                                                              23,065
                                                                                          ----------
               MICHIGAN (3.6%)
  11,875       Building Auth. (LIQ)(INS) (a)                1.60         10/15/2036           11,875
   7,100       Building Auth. (LIQ)(INS) (a)                1.61         10/15/2036            7,100
  10,500       Building Auth. (LIQ)(INS) (a)                1.61         10/15/2036           10,500
  13,670       Georgetown Township EDC (LOC - Huntington
                     National Bank)                         1.80         11/01/2019           13,670
   5,015       Grand Rapids EDC (LOC - National City
                     Bank)                                  1.84          5/01/2034            5,015
  15,500       Hospital Finance Auth. (LIQ)(LOC -
                     Citigroup, Inc.) (a)                   1.61         10/15/2031           15,500
   7,300       Job Dev. Auth. (LOC - Sumitomo Mitsui
                     Banking Corp.)                         1.72         10/01/2008            7,300
  32,140       Oakland County EDC (LOC - Fifth Third
                     Bank)                                  1.63          3/01/2029           32,140
  10,000       Strategic Fund                               2.00          6/01/2014           10,000
   5,700       Strategic Fund (LOC - Wells Fargo Bank,
                     N.A.)                                  1.47          4/15/2018            5,700
                                                                                          ----------
                                                                                             118,800
                                                                                          ----------
               MINNESOTA (1.2%)

   3,085       Canby Community Hospital District No.1       1.85         11/01/2026            3,085
   4,300       North Suburban Hospital District (LOC -
                     Wells Fargo Bank, N.A.)                1.60          2/01/2013            4,300
  18,795       St. Louis Park (INS)(LIQ)                    7.00          7/01/2037           18,795
  13,790       State (LIQ) (a)                              1.58          6/01/2020           13,790
                                                                                          ----------
                                                                                              39,970
                                                                                          ----------
               MISSISSIPPI (0.8%)

  18,670       Business Finance Corp. (LOC - Regions
                     Bank)                                  1.60         10/01/2018           18,670
   7,310       Business Finance Corp. (LOC - Hancock
                     Bank)                                  1.80          4/01/2033            7,310
   1,105       Hospital Equipment and Facilities Auth.
                     (LOC - Regions Bank)                   1.65          7/01/2015            1,105
                                                                                          ----------
                                                                                              27,085
                                                                                          ----------
               MISSOURI (1.1%)

   4,714       Branson Creek Community Improvement
                     District (LOC - Regions Bank)          1.79          3/01/2022            4,714
   4,500       Health and Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.60          6/01/2023            4,500
   1,460       Health and Educational Facilities Auth.
                     (LOC - Southwest Bank of St. Louis)    1.70          6/01/2023            1,460
   8,950       Health and Educational Facilities Auth.
                     (LOC - Commerce Bank, N.A.)            1.72          7/01/2025            8,950
  10,345       Health and Educational Facilities Auth.
                     (LOC - Bank of Oklahoma, N.A.)         1.77          7/01/2040           10,345

                                                                              9

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$  6,600       Jackson County IDA (LOC - Commerce Bank,
                     N.A.)                                  1.72%         7/01/2025       $    6,600
                                                                                          ----------
                                                                                              36,569
                                                                                          ----------
               MULTI-STATE (0.1%)

   2,995       PUTTER (INS)(LIQ) (a)                        1.80          3/01/2010            2,995
                                                                                          ----------
               NEBRASKA (0.1%)

   2,130       Sarpy County                                 2.30          7/01/2013            2,130
                                                                                          ----------
               NEVADA (0.2%)

   2,300       Clark County (INS)(LIQ) (a)                  1.58          7/01/2019            2,300
   4,605       Clark County School District (INS)(LIQ)
                     (a)                                    1.63         12/15/2013            4,605
                                                                                          ----------
                                                                                               6,905
                                                                                          ----------
               NEW HAMPSHIRE (0.1%)

   4,295       Health and Education Facilities Auth.
                     (LOC - TD Banknorth, N.A.)             1.60          9/01/2037            4,295
                                                                                          ----------
               NEW JERSEY (1.6%)

  13,430       Camden County Improvement Auth. (LOC - TD
                     Banknorth, N.A.)                       1.65          8/01/2032           13,430
   3,410       EDA (LOC - Valley National Bank)             1.70          3/01/2031            3,410
   4,950       Health Care Facilities Financing Auth.
                     (INS)(LIQ) (a)                         1.60          7/01/2038            4,950
  30,000       Transportation Trust Fund Auth. (LIQ)(LOC
                     - Deutsche Bank A.G.) (a)              1.59         12/15/2036           30,000
                                                                                          ----------
                                                                                              51,790
                                                                                          ----------
               NEW YORK (2.2%)

   2,000       Dormitory Auth. (INS)(LIQ) (a)               1.58          7/01/2037            2,000
   8,000       Nassau County Tobacco Settlement Corp.
               N     (LIQ)(NBGA) (a)                        1.67          6/01/2046            8,000
   2,000       New York City (LIQ) (a)                      1.58          1/01/2015            2,000
   1,800       New York City Trust for Cultural
               N     Resources (PRE)(LIQ) (a)               1.95          7/01/2029            1,800
   4,100       Thruway Auth. (INS)(LIQ) (a)                 2.05          4/01/2013            4,100
  29,340       Triborough Bridge and Tunnel Auth. (LIQ)
                    (a)                                     2.05         11/15/2018           29.340
  25,730       Triborough Bridge and Tunnel Auth.
                     (INS)(LIQ)                             6.00          1/01/2033           25,730
                                                                                          ----------
                                                                                              72,970
                                                                                          ----------
               OHIO (6.2%)

   9,700       Air Quality Dev. Auth.                       2.10          9/01/2030            9,700
  12,640       Bellefontaine (LOC - National City Bank)     3.50         12/01/2025           12,640
   3,000       Cadiz (LOC - National City Bank)             1.62          1/01/2033            3,000
   6,365       Cincinnati School District (LIQ)(INS) (a)    1.61         12/15/2032            6,365
   8,350       Clark County (INS)(LIQ)                      5.00         10/01/2027            8,350
  10,165       Clark County (INS)(LIQ)                      5.00         10/01/2027           10,165
   6,000       Clark County IDA (LOC - Deutsche Bank
                     A.G.)                                  1.88         12/01/2010            6,000
   1,765       Clermont County (LOC - Fifth Third Bank)     1.65          8/01/2022            1,765

10

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$  7,985       Crawford County (LOC - Huntington
                     National Bank)                         1.95%        10/01/2023       $    7,985
    715        Cuyahoga County (LOC - JPMorgan Chase
                     Bank, N.A.)                            2.25         11/01/2019              715
  20,000       Franklin County (LOC - National City
                     Bank)                                  1.85          7/01/2036           20,000
   7,400       Hamilton County (LOC - National City
                     Bank)                                  1.86         11/01/2021            7,400
   4,670       Higher Educational Facility (LOC -
                     Huntington National Bank)              1.95          6/01/2026            4,670
  28,590       Higher Educational Facility (LOC -
                     National City Bank)                    1.84         12/01/2031           28,590
   3,600       Hilliard (LOC - U.S. Bank, N.A.)             1.65          8/01/2012            3,600
   4,805       Knox County (LOC - National City Bank)       1.84         12/01/2029            4,805
  13,300       Lorain County (LOC - National City Bank)     1.75          5/01/2026           13,300
   7,335       Marion County (LOC - Huntington National
                     Bank)                                  2.05          9/01/2024            7,335
   2,800       Meigs County (LOC - U.S. Bank, N.A.)         1.65          8/01/2012            2,800
  21,890       Northeast Regional Sewer District (LIQ)
                     (a)                                    1.87         11/15/2033           21,890
   5,455       Richland County (LOC - National City
                     Bank)                                  1.89         11/01/2019            5,455
   6,870       State (LOC - National City Bank)             1.84          6/01/2023            6,870
   3,765       Summit County Port Auth. (LOC - National
                     City Bank)                             1.89          6/01/2017            3,765
   3,000       Warren County (LOC - U.S. Bank, N.A.)        1.65          8/01/2012            3,000
   1,850       Water Dev. Auth. (LOC - Barclays Bank
                     plc)                                   1.55          8/01/2029            1,850
                                                                                          ----------
                                                                                             202,015
                                                                                          ----------
               OKLAHOMA (3.2%)

   8,400       Garfield County Industrial Auth.             1.70          1/01/2025            8,400
   2,800       IDA (LOC - JPMorgan Chase Bank, N.A.)        2.30          8/01/2018            2,800
  32,400       Muskogee Industrial Trust                    1.64          1/01/2025           32,400
  55,900       Muskogee Industrial Trust                    1.87          6/01/2027           55,900
     405       Payne County EDA (INS)(LIQ)                  9.00          7/01/2032              405
   6,285       Tulsa Industrial Auth. (LOC - Bank of
                     Oklahoma, N.A.)                        1.75         11/01/2026            6,285
                                                                                          ----------
                                                                                             106,190
                                                                                          ----------
               OREGON (1.2%)

  38,100       Port of Portland (LOC - Bank of
                     Tokyo-Mitsubishi UFJ, Ltd.)            1.75         12/01/2014           38,100
                                                                                          ----------
               PENNSYLVANIA (5.0%)

   9,160       Allegheny County Higher Education
                     Building Auth. (LOC - National City
                     Bank)                                  1.89          4/01/2032            9,160
  30,045       Allegheny County Hospital Dev. Auth.
                     (LIQ)(NBGA) (a)                        1.60          1/15/2011           30,045
   6,500       Beaver County IDA (LOC - Key Bank, N.A.)     1.60          3/01/2017            6,500
   1,700       Chartiers Valley Industrial and
                     Commercial Dev. Auth.                  2.37         11/15/2017            1,700
  12,435       Dauphin County General Auth. (INS)(LIQ)      9.00         11/01/2017           12,435
   2,965       Elizabethtown IDA (LOC - Fulton Bank)        1.65          6/15/2029            2,965
  12,175       Lancaster Municipal Auth. (LOC - Fulton
                     Bank)                                  1.72          5/01/2036           12,175
  12,350       Northampton County IDA (LOC - Fulton
                     Bank)                                  1.65          1/01/2038           12,350
  13,095       Philadelphia (INS)(LIQ) (a)                  1.61          3/01/2013           13,095
  19,100       Philadelphia (LIQ)(INS)                      1.70          8/01/2031           19,100

                                                                             11

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$ 25,000       Philadelphia IDA (LOC - Citizens Bank of
                     Pennsylvania)                          1.70%         6/01/2038       $   25,000
   9,550       Reading School District (LIQ)(LOC -
                    Deutsche Bank A.G.) (a)                1.57           1/15/2034            9,550
  10,370       Washington County IDA (LOC - National
                     City Bank)                             1.90          1/01/2030           10,370
                                                                                          ----------
                                                                                             164,445
                                                                                          ----------
               PUERTO RICO (0.5%)
  16,700       Highways and Transportation Auth.
                     (INS)(LIQ) (a)                         4.00          7/01/2038           16,700
                                                                                          ----------
               SOUTH CAROLINA (1.3%)
   5,750       Educational Facilities Auth. (LOC -
                     National Bank of South Carolina)       1.70         10/01/2033            5,750
  29,360       Jobs EDA (LOC - Regions Bank)                1.58         10/01/2035           29,360
   8,150       Jobs EDA (LOC - SunTrust Bank)               1.86         11/01/2035            8,150
                                                                                          ----------
                                                                                              43,260
                                                                                          ----------
               SOUTH DAKOTA (1.3%)
   3,975       Health and Educational Facilities Auth.      1.85         11/01/2020            3,975
   4,075       Health and Educational Facilities Auth.      1.85         11/01/2025            4,075
   8,620       Health and Educational Facilities Auth.      1.85         11/01/2027            8,620
  26,495       Health and Educational Facilities Auth.
                     (LOC - Allied Irish Banks plc)         1.58          7/01/2033           26,495
                                                                                          ----------
                                                                                              43,165
                                                                                          ----------
               TEXAS (12.9%)
  12,505       Beaumont ISD (LIQ)(NBGA) (a)                 1.65          2/15/2038           12,505
   1,120       Bell County Health Facilities Dev. Corp.
                     (LOC - JPMorgan Chase Bank, N.A.)      2.30          5/01/2023            1,120
  19,995       Brownsville (INS)(LIQ) (a)                   3.05          9/01/2013           19,995
   2,615       Cameron Education Corp. (LOC - JPMorgan
                     Chase Bank, N.A.)                      2.30          6/01/2031            2,615
   4,995       Clear Creek ISD (LIQ)(NBGA) (a)              1.59          2/15/2015            4,995
   5,500       Clear Creek ISD (LIQ)(NBGA) (a)              1.65          2/15/2033            5,500
   9,105       Crawford Education Facilities Corp. (LOC
                     - BNP Paribas)                         1.64          5/01/2035            9,105
   9,450       Denton County (LIQ) (a)                      2.05          7/15/2011            9,450
  10,360       El Paso County Hospital District
                     (INS)(LIQ) (a)                         2.05          8/15/2013           10,360
  10,275       Forney ISD (LIQ)(NBGA) (a)                   1.82          8/15/2033           10,275
   7,500       Friendswood ISD (LIQ)(NBGA) (a)              1.65          2/15/2037            7,500
  12,000       Harris County (LIQ)(LOC - U.S. Bank,
                     N.A.) (a)                              1.57          8/15/2012           12,000
   9,455       Houston (LIQ)(LOC - Deutsche Bank A.G.)
                     (a)                                    1.58          7/01/2026            9,455
  12,205       Houston (LIQ)(INS) (a)                       1.56         11/15/2026           12,205
  18,655       Houston (LIQ)(INS) (a)                       1.58         11/15/2031           18,655
  13,335       Houston (LIQ)(INS) (a)                       1.61          7/01/2032           13,335
   7,435       Houston ISD (LIQ)(NBGA) (a)                  1.63          1/09/2014            7,435
   5,035       Katy ISD (LIQ)(NBGA) (a)                     1.59          8/15/2027            5,035
   6,100       Kendall County (LOC - Allied Irish Banks
                     plc)                                   1.54          1/01/2041            6,100
  16,230       Lake Travis ISD (LIQ)(NBGA) (a)              1.59          2/15/2014           16,230
  10,555       Lubbock (LIQ)(INS) (a)                       1.60          2/15/2023           10,555


12

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$  5,145       Mansfield ISD (LIQ)(NBGA) (a)                1.55%         2/15/2023       $    5,145
  10,495       Midlothian ISD (LIQ)(NBGA) (a)               1.59          8/15/2013           10,495
  72,500       Municipal Gas Acquisition and Supply
                     Corp. (LIQ)(NBGA) (a)                  1.75         12/15/2017           72,500
   1,800       North Central IDA                            2.30         10/01/2013            1,800
  13,545       Richmond Higher Education Finance Corp.
                     (INS)(LIQ)                             9.00          8/01/2033           13,545
  24,000       Rockwall ISD (LIQ)(NBGA) (a)                 1.63          2/24/2009           24,000
  13,250       San Antonio (LIQ) (a)                        1.60          8/01/2013           13,250
  16,565       Student Housing Auth. (LIQ)(NBGA) (a)        1.71         10/01/2033           16,565
  14,470       Tarrant County Housing Finance Corp.
                     (LIQ)(NBGA) (a)                        1.55         11/01/2029           14,470
  19,500       Transportation Commission (LIQ) (a)          1.56          4/01/2033           19,500
   9,090       Transportation Commission (LIQ) (a)          1.56          4/01/2035            9,090
   5,800       Trinity Higher Educational Facilities
                     Corp. (LOC - Amegy Bank, N.A.)         1.75          4/01/2038            5,800
  10,000       Tyler (PRE)(LIQ) (a)                         1.85          9/01/2030           10,000
                                                                                          ----------
                                                                                             420,585
                                                                                          ----------
               UTAH (0.7%)

   9,985       Board of Regents (LIQ)(LOC - Dexia Credit
                     Local) (a)                             1.56          4/01/2029            9,985
  13,435       Transit Auth. (LIQ)(INS) (a)                 1.83          6/15/2036           13,435
                                                                                          ----------
                                                                                              23,420
                                                                                          ----------
               VERMONT (0.5%)

  16,070       Univ. Agricultural College (LIQ)(INS) (a)    1.60         10/01/2027           16,070
                                                                                          ----------
               VIRGINIA (1.8%)

  20,975       Alexandria IDA (LOC - Branch Banking &
                     Trust Co.)                             1.60         10/01/2030           20,975
   4,875       Alexandria IDA (LOC - Branch Banking &
                     Trust Co.)                             1.60         10/01/2035            4,875
  18,385       Harrisonburg Redevelopment and Housing
                     Auth. (LIQ)(NBGA) (a)                  1.94          2/01/2026           18,385
   8,505       Russell 150 Community Dev. Auth.
                     (LIQ)(NBGA) (a)                        2.44          3/01/2036            8,505
   5,000       Suffolk EDA (LIQ) (a)                        1.55         11/01/2035            5,000
                                                                                          ----------
                                                                                              57,740
                                                                                          ----------
               WASHINGTON (2.2%)

   9,315       Central Puget Sound Regional Transit
                     Auth. (INS)(LIQ) (a)                   1.63         11/01/2015            9,315
   7,495       Central Washington University (INS)(LIQ)
                     (a)                                    1.63          5/01/2016            7,495
   1,885       Economic Dev. Finance Auth. (LOC - Bank
                     of America, N.A.)                      1.60          6/01/2029            1,885
   8,650       Health Care Facilities Auth. (INS)(LIQ)
                     (a)                                    1.63          8/15/2013            8,650
   7,000       Health Care Facilities Auth. (LOC - Key
                     Bank, N.A.)                            1.63          2/01/2038            7,000
  10,560       Higher Education Facilities Auth.            1.68         10/01/2031           10,560
   8,000       Housing Finance Commission (LOC - Key
                     Bank, N.A.)                            1.59          7/01/2038            8,000

                                                                             13

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------
$  4,000       Housing Finance Commission (LOC - Key
                     Bank, N.A.)                            1.60%         4/01/2043       $    4,000
   7,145       King County (INS)(LIQ) (a)                   1.65          1/01/2036            7,145
   6,225       State (LIQ) (a)                              2.05          7/01/2024            6,225
                                                                                          ----------
                                                                                              70,275
                                                                                          ----------
               WEST VIRGINIA (0.5%)

   2,775       Harrison County (LOC - U.S. Bank, N.A.)      1.65         12/01/2012            2,775
   9,630       Marshall County                              1.80          3/01/2026            9,630
   3,100       Monongalia County (LOC - U.S. Bank, N.A.)    1.65         12/01/2012            3,100
   2,200       Ripley (LOC - U.S. Bank, N.A.)               1.65         12/01/2012            2,200
                                                                                          ----------
                                                                                              17,705
                                                                                          ----------
               WISCONSIN (0.6%)

     820       Health and Educational Facilities Auth.
                     (LOC - JPMorgan Chase Bank, N.A.)      2.30          5/01/2026              820
   8,000       Milwaukee                                    2.05          9/01/2015            8,000
   2,340       Milwaukee Redevelopment Auth. (LOC -
                     JPMorgan Chase Bank, N.A.)             1.70          5/01/2025            2,340
   7,250       Sheboygan                                    2.05          9/01/2015            7,250
                                                                                          ----------
                                                                                              18,410
                                                                                          ----------
               WYOMING (0.7%)

  16,500       Converse County                              3.55         12/01/2020           16,500
   6,305       Sweetwater County                            3.55         12/01/2020            6,305
                                                                                          ----------
                                                                                              22,805
                                                                                          ----------
               Total Variable-Rate Demand Notes (cost: $2,955,436)                         2,955,436
                                                                                          ----------

               PUT BONDS (3.6%)

               COLORADO (1.0%)

   7,000       Bachelor Gulch Metropolitan District (LOC
                     - Compass Bank)                        3.60         12/01/2023            7,000
   4,500       Central Platte Valley Metropolitan
                     District (LOC - BNP Paribas)           3.50         12/01/2031            4,500
   3,200       Central Platte Valley Metropolitan
                     District (LOC - BNP Paribas)           3.50         12/01/2036            3,200
   4,510       Parker Automotive Metropolitan District
                     (LOC - U.S. Bank, N.A.)                3.50         12/01/2034            4,510
   7,500       Triview Metropolitan District (LOC -
                     Compass Bank)                          3.60         11/01/2023            7,504
   5,915       Triview Metropolitan District (LOC -
                     Compass Bank)                          3.60         11/01/2023            5,915
                                                                                          ----------
                                                                                              32,629
                                                                                          ----------
               MISSISSIPPI (0.3%)

   8,645       Claiborne County (NBGA)                      1.73         12/01/2015            8,645
                                                                                          ----------

14
  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               MONTANA (1.4%)

$  9,520       Board of Investments (NBGA)                  3.25%         3/01/2017       $    9,520
  12,110       Board of Investments (NBGA)                  3.25          3/01/2018           12,110
  11,750       Board of Investments (NBGA)                  3.25          3/01/2025           11,750
  12,635       Board of Investments (NBGA)                  3.25          3/01/2028           12,635
                                                                                          ----------
                                                                                              46,015
                                                                                          ----------
               PENNSYLVANIA (0.2%)

   2,000       Cumberland County Municipal Auth. (LOC -
                     Citizens Bank of Pennsylvania)         3.45         11/01/2026            2,000
   3,000       Higher Educational Facilities Auth. (LOC
                    - Allied Irish Banks plc)               3.45         11/01/2031            3,000
   1,900       Higher Educational Facilities Auth. (LOC
                     - Wachovia Bank, N.A.)                 3.42         11/01/2034            1,900
                                                                                          ----------
                                                                                               6,900
                                                                                          ----------
               TEXAS (0.3%)

   4,800       Aledo ISD (LIQ)(NBGA)                        3.75          8/01/2035            4,800
   5,535       Northside ISD (LIQ)(NBGA)                    3.75          8/01/2033            5,535
                                                                                          ----------
                                                                                              10,335
                                                                                          ----------
               VIRGINIA (0.4%)

   4,000       Louisa IDA                                   1.85         12/01/2008            4,000
   8,580       Stafford County and Staunton IDA
                     (LIQ)(LOC - U.S. Bank, N.A.) (a)       3.65          2/01/2015            8,580
                                                                                          ----------
                                                                                              12,580
                                                                                          ----------
               Total Put Bonds (cost: $117,104)                                              117,104
                                                                                          ----------

               FIXED-RATE INSTRUMENTS (2.2%)

               MINNESOTA (0.3%)

     800       Albany ISD No. 745 (NBGA)                    4.25          8/22/2008              801
   2,925       Chisholm ISD No. 695 (NBGA)                  4.25          8/25/2008            2,927
   2,085       Red Wing ISD (NBGA)                          4.25          8/27/2008            2,086
   1,565       St. Anthony-New Brighton ISD No. 282
                     (NBGA)                                 4.25          8/29/2008            1,566
   1,450       St. Cloud ISD No. 742 (NBGA)                 4.25          8/30/2008            1,451
                                                                                          ----------
                                                                                               8,831
                                                                                          ----------
               MISSOURI (0.2%)

   6,625       Public Utilities Commission                  4.75          9/01/2008            6,636
                                                                                          ----------
               MONTANA (0.1%)

   4,685       Board of Investments (NBGA)                  3.25          3/01/2009            4,685
                                                                                          ----------
               OHIO (0.2%)

   4,345       Arcanum Butler Local School District         3.85          8/12/2008            4,348
   3,210       Mahoning County                              4.20         11/26/2008            3,217
                                                                                          ----------
                                                                                               7,565
                                                                                          ----------

                                                                             15

  P O R T F O L I O
--------------------------------------------------------------------------------
                              of INVESTMENTS (in thousands)
                              (continued


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


PRINCIPAL                                                 COUPON              FINAL          MARKET
   AMOUNT      SECURITY                                     RATE           MATURITY           VALUE
---------------------------------------------------------------------------------------------------

               TEXAS (1.2%)

$ 10,000       Houston                                      1.65%         9/04/2008       $   10,000
  30,235       North Texas Tollway Auth.                    4.13         11/19/2008           30,235
                                                                                          ----------
                                                                                              40,235
                                                                                          ----------
               WASHINGTON (0.2%)

   5,025       Olympus Terrace Sewer District               3.68         11/01/2008            5,025
                                                                                          ----------
               Total Fixed-Rate Instruments(cost: $72,977)                                    72,977
                                                                                          ----------
               TOTAL INVESTMENTS (COST: $3,145,517)                                       $3,145,517
                                                                                          ==========

16

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or a significant event has been recognized are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. FAIR VALUE MEASUREMENTS - Effective April 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA TAX EXEMPT MONEY MARKET FUND
JUNE 30, 2008 (UNAUDITED)

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's assets carried at fair value:

                                                                INVESTMENTS IN
VALUATION INPUTS                                                    SECURITIES
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                         $            -
Level 2 - Other Significant Observable Inputs                    3,145,517,000
Level 3 - Significant Unobservable Inputs                                    -
--------------------------------------------------------------------------------
Total                                                           $3,145,517,000
--------------------------------------------------------------------------------

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of June 30, 2008.

D. As of June 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $3,272,468,000 at June 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 22, 2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 26, 2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    AUGUST 25, 2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.